Note 16 - Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
16.	Accumulated Other Comprehensive Loss

The following table summarizes the components of Accumulated other comprehensive income (loss):

	Unrealized loss on Available-for-sale Securities	Total
Balance as of December 31, 2021	$-	$-
Other comprehensive loss	84	84
Balance as of June 30, 2022	$84	$84